Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	Mar. 27, 2026 $ / $	Dec. 31, 2025 MXN ($) $ / $ $ / € $ / shares $ / SFr	Dec. 31, 2025 USD ($) $ / $ $ / € $ / shares $ / SFr	Dec. 31, 2025 EUR (€) $ / $ $ / € $ / shares $ / SFr	Dec. 31, 2025 CHF (SFr) $ / $ $ / € $ / shares $ / SFr	Dec. 31, 2024 MXN ($) $ / € $ / shares $ / SFr $ / $	Dec. 31, 2024 USD ($) $ / € $ / shares $ / SFr $ / $	Dec. 31, 2024 EUR (€) $ / € $ / shares $ / SFr $ / $	Dec. 31, 2024 CHF (SFr) $ / € $ / shares $ / SFr $ / $	Dec. 31, 2023 $ / $
Financial Risk Management
Foreign exchange rate		18.0165	18.0165	18.0165	18.0165	20.8691	20.8691	20.8691	20.8691	16.9325
Assets		$ 228,418,025				$ 251,657,896
Liabilities		125,889,164				139,962,271
Foreign currency risk | U.S. Dollar
Financial Risk Management
Risk exposure on assets		$ 29,662,582	$ 1,646,412			$ 27,519,414	$ 1,318,668
Foreign exchange rate | $ / $	18.1311	18.0165	18.0165	18.0165	18.0165	20.8691	20.8691	20.8691	20.8691
Risk exposure on liabilities		$ 68,095,398	$ 3,779,613			$ 82,269,874	$ 3,942,186
Foreign currency risk | U.S. Dollar | Long-term debt designated as a hedging instrument of the Group's investments in TelevisaUnivision (formerly known as UH II) and the investment in Open-Ended Fund
Financial Risk Management
Risk exposure associated with instruments		41,511,522	$ 2,304,100			44,005,755	$ 2,108,700
Foreign currency risk | Euros
Financial Risk Management
Risk exposure on assets		$ 68,830		€ 3,255		$ 712,729		€ 32,919
Foreign exchange rate | $ / €		21.1459	21.1459	21.1459	21.1459	21.651	21.651	21.651	21.651
Risk exposure on liabilities		$ 623,170		€ 29,470		$ 78,507		€ 3,626
Foreign currency risk | Swiss francs
Financial Risk Management
Risk exposure on assets		$ 102,534			SFr 4,514	$ 5,048			SFr 219
Foreign exchange rate | $ / SFr		22.7147	22.7147	22.7147	22.7147	23.0485	23.0485	23.0485	23.0485
Risk exposure on liabilities		$ 98,264			SFr 4,326	$ 945			SFr 41
Foreign currency risk | Other currencies
Financial Risk Management
Assets		9				15
Liabilities		$ 919				$ 80